Share Incentive Plan	9 Months Ended
Sep. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Incentive Plan

11. Share Incentive Plan

The Company’s 2006 Plan provided for the grant of share options or other awards to employees, directors, advisors and consultants for the purchase of up to 25,544,054 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2006 Plan. The 2006 Plan expired in 2019 and no additional awards can be made under it.

Prior to the IPO, in determining the exercise prices for options granted, the board of directors considered the fair value of ordinary shares as of the grant date, based upon a variety of factors, including the results obtained from a third-party valuation, the Company’s financial position and financial performance, the status of technological developments of the Company’s proposed products, the composition and ability of the current scientific and management team, an evaluation or benchmark of the Company’s competition, the illiquid nature of the ordinary shares, sales of capital share including convertible preferred shares, the effect of the rights and preferences of Series A preferred shares, and the prospects of a liquidity event. Following the IPO, the fair value of the ordinary shares was determined based on the quoted market price of the ADSs at the time of grant. The Company has historically granted share options at exercise prices not less than the fair value of our ordinary shares.

In January 2019, the Company adopted the 2019 Share Incentive Plan (“2019 Plan”) and as a result no further awards will be made under the 2006 Plan. In addition, any ordinary shares subject to awards under the 2006 Plan that expire, are forfeited, or are otherwise surrendered, without having been fully exercised or resulting in any ordinary shares being issued will become available for issuance under the 2019 Plan, up to an additional 15,794,199 shares, which is the number of shares issuable pursuant to outstanding awards granted under the 2006 Plan. On January 1, 2020, 17,468,832 ordinary shares were added to the 2019 Plan pursuant to the Evergreen Provision. In March 2020, upon shareholder approval the 2019 Plan was amended ( “Amended 2019 Plan”) and the number of shares reserved under the plan was reduced by 24,999,996 shares, as those shares are now reserved under the 2020 ADS incentive plan (“2020 ADS Plan”). The Amended 2019 Plan provides for the grant of shares or other awards to employees, directors, advisors and consultants for the purchase of up to 55,898,342 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the Amended 2019 Plan.

In March 2020, upon shareholder approval, the Company adopted the 2020 ADS Plan to provide for grants of restricted ADSs, restricted ADS units and other ADS-based awards. The 2020 ADS Plan provides for the grant of ADS-based awards to employees, directors, advisors and consultants of up to 24,999,996 ordinary shares.

At September 30, 2020, there were 10,907,733 ordinary shares available for future grant under the Amended 2019 Plan and 5,534,177 ordinary shares available for future grants under the 2020 Ads Plan.

The following table summarizes share option activity for the Amended 2019 Plan for the nine months ended September 30, 2020:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2019	36,126,371	$0.99	7.8	$—
Granted	16,861,736	$0.18
Exercised	—	$—
Cancelled or forfeited	(7,997,498)	$0.90
Outstanding at September 30, 2020	44,990,609	$0.70	7.7	$1,486,397
Exercisable at September 30, 2020	20,501,854	$0.91	6.2	$198,864
Vested and expected to vest at September 30, 2020	40,734,723	$0.71	7.6	$1,301,046

The weighted average grant date fair value per share for awards granted during the nine months ended September 30, 2020 was $0.12.

The following table summarizes restricted share unit activity for the 2020 ADS Plan for the nine months ended September 30, 2020 (in ordinary shares):

	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE
Non-vested at December 31, 2019	—	$—
Granted	20,943,288	$0.11
Vested	(2,290,440)	$0.11
Cancelled or forfeited	(1,477,469)	$0.11
Non-vested as of September 30, 2020	17,175,379	$0.11

The fair value of restricted stock units is measured using the stock price on the date of grant and share-based compensation expense for the restricted stock units is recorded ratably over their vesting period.

Total share-based compensation expense as of September 30, 2019 and 2020 is as follows (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020
Research and development	$860	$806
General and administrative	1,461	2,307
Total	$2,321	$3,113

As of September 30, 2020, total unrecognized compensation expense related to non-vested share options and restricted stock units, net of related forfeiture estimates, was $6.9 million. The Company expects to recognize its remaining unrecognized share-based compensation expense over a weighted-average period of approximately 2.3 years.

The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:	NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020
Risk-free interest rate	1.43% - 2.61%	0.28%-1.38%
Expected dividend yield	—	—
Expected term (in years)	5.4 - 6.4	4.6 - 7.0
Expected volatility	55% - 58%	74% - 82%